j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.8

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Seller Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
303775691	XXXXX	XXXXX	XXXXX	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing updated valuation, CU score is XXX	9.22.2022 Desk Review received value supported.	9.22.2022 Exception Satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Post close reserves are XXX for XXX months.  DU required reserves of XXX.

CFCFS1736: Significant time at current residence
- XXX Comments:  Significant time at current residence of 5 years

CFCFS1740: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of 52 months exceeds guidelines of 12 months

CFCFS1737: LTV below guideline requirements
- XXX Comments:  LTV at 80% below guideline requirements of 85%

CFCFS1744: DTI below guideline requirement
- XXX Comments:  DTI of 43.96% is below the maximum DTI.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score of 770 exceeds the minimum score.